Note 7 - Federal Home Loan Bank Advances (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Prepayment Penalty for Advances Received, Percentage of Lost Cash Flow	100.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 14,892
First Mortgage Loans [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 53,572	$ 49,023